Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005514 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000005514 | T. Rowe Price European Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000005514 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005514 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005514 | T. Rowe Price New Asia Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005514 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005514 | T. Rowe Price International Discovery Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005514 | T. Rowe Price Japan Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005514 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005514 | T. Rowe Price Latin America Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005514 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000005514 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227149 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000227149 | T. Rowe Price European Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000227149 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000227149 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000227149 | T. Rowe Price New Asia Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000227149 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227149 | T. Rowe Price International Discovery Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227149 | T. Rowe Price Japan Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227149 | T. Rowe Price Emerging Markets Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227149 | T. Rowe Price Latin America Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227149 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000227149 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)